Summary of accounting policies applied by the Group for the annual reporting period ending December 31, 2020 - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Bottom of range [member]
Statements [Line Items]
Rental Contract Term	two
Top of range [member]
Statements [Line Items]
Rental Contract Term	seven